Financial and other non-current assets (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other non-current assets [abstract]
Deferred compensation plans assets	$ 541	$ 479
Prepaid post-employment benefit plans assets	4,225	2,604
Other non-current assets	509	422
Total other non-current assets	$ 5,275	$ 3,505